Expense Example {- Fidelity® Real Estate Investment Portfolio} - 07.31 Fidelity Real Estate Investment Portfolio PRO-09 - Fidelity® Real Estate Investment Portfolio - Fidelity Real Estate Investment Portfolio-Default
Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883